RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
27. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2020:

Name of related parties	Relationship with the Group
Xiao Shanglue	Founder and CEO of the Group
Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Wuhan Dahong enterprise management partnership(LP)	Non-controlling interest (prior to disposal of Wuhan Yunteng in 2020)
Hangzhou Jixi Internet Technology Co., Ltd.(“Jixi”)	An associate of the Group (incorporated in 2018)
Hangzhou Tianshi Technology Co., Ltd (“Tianshi”)	An associate of the Group (incorporated in 2017)
Hangzhou Zhangtaihe Health Technology Co., Ltd(“Zhangtaihe”)	An associate of the Group (incorporated in 2018)
Guangdong Weixin Technology Co., Ltd (“Weixin”)	An associate of the Group (incorporated in 2018)
Beijing Siwei Technology and Culture Co., Ltd(“Siwei”)	An associate of the Group (incorporated in 2018)
Hangzhou Adopt A Cow Biological Technology Co., Ltd (“Zhaomu”)	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd.(“Bixin”)	An associate of the Group (incorporated in 2019)
Hunan Haomei Haomei Cosmetics Co., Ltd.(“Haomei”)	An associate of the Group (incorporated in 2019)
Ningbo Langfei Life Electric Co., Ltd.(“Langfei”)	An associate of the Group (incorporated in 2019)
Shenzhen Liumang Yike Food & Beverage Management Co., Ltd.(“Liumang Yike”)	An associate of the Group (incorporated in 2019)
Guangzhou Misili Personal Care Products Co., Ltd.(“Misili”)	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd.(“Yunnong”)	An associate of the Group (incorporated in 2019)
Zhejiang Zhengdao Fengju Supply Chain Management Co., Ltd.(“Zhengdao”)	An associate of the Group (incorporated in 2019)
Hangzhou Yuncheng Brand Management Co., Ltd(“Yuncheng”)	An associate of the Group (incorporated in 2020)
Zhejiang Jimi E-commerce Co., Ltd (“Jimi”)	An associate of the Group (incorporated in 2020)
Hangzhou Huaji Brand Marketing Management Co., Ltd (“Huaji”)	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Huzhou Boyun e-commerce Co., Ltd (“Poyun”)	An associate of the Group (incorporated in 2020)
Yunmu Dairy (Jiangsu) Co., Ltd (“Yunmu”)	An associate of the Group (incorporated in 2020)
Hangzhou Jiao sanitary products Co., Ltd (“Ji’Ao”)	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co., Ltd.(“Xingsheng”)	An associate of the Group (incorporated in 2020)
Hainan Yunding Supply Chain Management Co., Ltd (“Yunding”)	An associate of the Group (incorporated in 2020)
The Group entered into agreements with aforementioned equity method classified investees as related party transactions, including purchase of merchandise from them and marketplace services provided to them. Details of related party balances and transactions as of December 31, 2018, 2019 and 2020 are as follows:
Advance to related parties and amounts due from related parties

	As of December 31,
	2019	2020
	RMB	RMB
Advance to related parties
Weixin	5,799	3,682

Amounts due from related parties
Wuhan Dahong enterprise management partnership(LP)	20	—
Jixi	1,011	3,012
Yuncheng	—	971
Others	—	176

	1,031	4,159

Total	6,830	7,841

Amounts due to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Zhaomu	4,888	4,180
Bixin	303	3,423
Jimi	—	2,542
Zhengdao	5,997	2,227
Jixi	—	1,828
Haomei	455	1,703
Small Ye Group	658	967
Huaji	—	889
Tianshi	179	840
Zhangtaihe	359	641
Yunnong	4,681	605
Jibi	—	466
Xingsheng	—	343
Poyun	—	309
Others	776	2,026

	18,296	22,989

The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length
transactions with third-party customers and vendors.
Transactions with related parties

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Payment on behalf of the related parties

Xiao Shanglue	588	—	—

	588	—	—

Purchase of merchandise

Zhaomu	469	103,269	53,790
Bixin	—	69,311	31,825
Zhengdao	—	31,418	28,372
Yunnong	—	8,006	21,453
Tianshi	39,776	25,295	17,021
Haomei	—	13,443	16,404
Weixin	36,958	79,309	9,214
Siwei	307	5,626	7,710
Yunmu	—	—	4,543
Misili	—	8,230	3,315
Huaji	—	—	2,573
Yuncheng	—	—	2,239
Ji’Ao	—	—	1,712
Yunding	—	—	1,652
Langfei	—	3,507	1,117
Xingsheng	—	—	600
Zhangtaihe	32,110	16,400	482
Small Ye Group	—	3,097	307
Others	—	431	946

	109,620	367,342	205,275

Transactions with related parties (continued)

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Marketplace service provided to related parties

Yuncheng	—	—	2,932
Bixin	—	373	2,759
Jimi	—	—	2,379
Zhangtaihe	—	—	876
Jixi	—	—	574
Jibi	—	—	522
Liumang Yike	—	301	227
Others	—	91	701

	—	765	10,970

Other goods and services provided to related parties

Yuncheng	—	—	171
Zhaomu	—	—	73
Weixin	—	—	58
Bixin	—	—	31
Others	—	—	60

	—	—	393